Loss Per Share/Ads - Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations:
Basic loss per share, Weighted number of shares	2,166,282	270,354	407,681	176	79
Basic loss per share, Loss (in Dollars)			$ (5,883)	$ (2,592)	$ (5,789)
Effect of potential dilutive ordinary shares, Weighted number of shares
Diluted loss per share, Weighted number of shares	2,166,282	270,354	407,681	176	79
Diluted loss per share, Loss (in Dollars)			$ (5,883)	$ (2,592)	$ (5,789)
Previously stated [member]
Continuing operations:
Basic loss per share, Weighted number of shares			408
Effect of potential dilutive ordinary shares, Weighted number of shares
Diluted loss per share, Weighted number of shares			408